Document and Entity Information	Jul. 26, 2017
Prospectus:
Document Type	497
Document Period End Date	Jul. 26, 2017
Registrant Name	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Central Index Key	0000832705
Amendment Flag	false
Document Creation Date	Jul. 26, 2017
Document Effective Date	Jul. 26, 2017
Prospectus Date	May 01, 2017
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST | R Class
Prospectus:
Trading Symbol	DSCXX
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST | S Class
Prospectus:
Trading Symbol	DFSXX